This is filed pursuant to Rule 497(e).
File Nos. 333-120487 and 811-21673.

                                             ALLIANCEBERNSTEIN POOLING PORTFOLIO
                               -AllianceBernstein Small-Mid Cap Growth Portfolio

================================================================================

Supplement dated March 14, 2006 to the Prospectus dated December 30, 2005 of the AllianceBernstein Pooling Portfolios that offers shares of AllianceBernstein Small-Mid Cap Growth Portfolio.

The following information replaces certain information in the Portfolio's Prospectus under the heading "Management of the Portfolios - Portfolio Managers."

The management of, and investment decisions for, each of the other Portfolios' portfolios are made by certain Investment Policy Groups or Investment Teams, the members of which are jointly and primarily responsible for the day-to-day management of each Portfolio's portfolio. No one person is principally responsible for making recommendations for each Portfolio's portfolio. Each Investment Policy Group or Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The following table lists the senior most members of each Investment Policy Group or Investment Team, the year that each person assumed joint and primary responsibility for the Portfolio, and each person's principal occupation during the past five years:

     Portfolio and                                                   Principal Occupation During
   Responsible Group            Employee; Year; Title                  The Past Five (5) Years
   -----------------     ------------------------------------   -------------------------------------
AllianceBernstein        Bruce K. Aronow; since inception;      Senior Vice President of the Adviser,
  Small-Mid Cap Growth   Senior Vice President of the Adviser   with which he has been associated
  Portfolio                                                     since prior to 2001.

Small Cap Growth         Kumar Kirpalani; since inception;      Vice President of the Adviser, with
  Investment Team        Vice President of the Adviser          which he has been associated since
                                                                prior to 2001.

                         Samantha Lau; since inception;         Senior Vice President of the Adviser,
                         Senior Vice President of the Adviser   with which she has been associated
                                                                since prior to 2001.

                         Wen-Tse Tseng; since 2006; Vice        Vice President of the Adviser, with
                         President of the Adviser               which he has been associated since
                                                                March 2006. Prior thereto, he was the
                                                                healthcare-sector portfolio manager
                                                                for the small-cap growth team at
                                                                William D. Witter since 2003. He also
                                                                worked at Weiss, Peck & Greer,
                                                                managing the health care sector with
                                                                the same team with which he worked at
                                                                William D. Witter, from April 2002 to
                                                                August 2003. Prior thereto, he was a
                                                                senior healthcare analyst at JP Morgan
                                                                Fleming Asset Management since prior
                                                                to 2001.

This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.

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